Expense Example {- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 64
3 years	198
5 years	342
10 years	$ 736